Revenue - Revenue by continent (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of revenue
Revenue	$ 223,110,983	$ 232,359,933
Europe
Disaggregation of revenue
Revenue	109,045,145	96,576,363
Asia
Disaggregation of revenue
Revenue	71,397,326	97,090,285
North America
Disaggregation of revenue
Revenue	30,690,207	20,609,204
South America
Disaggregation of revenue
Revenue	$ 11,978,305	$ 18,084,081